DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.1%
7,000,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	7,080,031
4,333,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	4,468,635
8,615,127	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	8,812,948
4,713,490	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	4,799,474
4,380,644	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	4,496,836
7,880,758	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	8,054,142
4,651,115	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,723,717
11,424,409	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	11,753,189
8,418,175	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	8,519,523
8,270,264	CLUB Credit Trust, Series 2018-P3-A	3.82%	^	01/15/2026	8,357,160
10,729,782	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	3.60%	^	12/26/2047	10,730,089
1,500,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	1,536,042
15,859,800	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	16,485,688
5,400,000	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	5,467,789
12,064,806	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	12,111,425
9,012,604	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	9,458,463
4,664,129	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	4,931,926
4,912,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,157,784
2,951,998	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	2,987,067
2,308,351	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	2,384,334
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,734,519
10,578,206	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	11,026,025
5,000,000	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	4,969,325
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	6,049,638
5,748,947	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	5,908,009
639,566	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	642,737
779,791	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	786,221
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	520,964
275,685	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	277,621
5,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	5,010,727
3,647,438	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	3,670,133
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,220,096
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	2,074,976
744,848	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	761,985
3,886,461	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,964,781
3,928,572	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	4,011,563
4,954,085	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	5,325,383
2,411,993	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,446,915
9,866,667	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	10,211,788
3,789,926	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	3,901,897
12,826,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	13,189,582
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,047,503
8,657,198	Wildcat LLC, Series 2017-1A-A	4.12%	±Þ	06/08/2024	8,645,077

Total Asset Backed Obligations (Cost $247,543,444)					253,713,727

Bank Loans - 4.0%
233,825	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	234,372
2,027,340	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		02/16/2023	2,021,015
2,416,468	Access CIG, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		02/27/2025	2,408,167
882,788	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	883,891
7,431	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	7,388
3,817,267	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	3,806,941
930,000	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.50%		01/05/2026	928,837
2,027,323	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		04/28/2022	1,915,101
2,313,329	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	1,894,038
659,411	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/17/2025	656,938
1,359,595	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		06/22/2023	1,359,935
823,588	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	824,107
2,019,600	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	2,024,649
622,502	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/04/2024	621,898
1,185,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		05/09/2025	1,171,177
1,419,459	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	1,415,911
140,541	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	140,189
3,524,487	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		07/28/2022	3,523,024
497,616	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/13/2024	485,730
747,732	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	743,683
2,838,558	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/31/2024	2,832,796
1,146,791	Altra Industrial Motion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/01/2025	1,127,445
705,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/15/2023	694,993
1,370,354	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.90%		06/21/2024	1,373,355
1,450,782	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	1,363,735
1,953,305	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	1,939,876
1,895,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	1,891,447
899,973	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		03/20/2024	899,132
1,335,710	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/12/2024	1,319,428
4,261,394	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.90%		10/22/2024	4,226,770
1,847,460	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/03/2023	1,845,973
1,170,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	1,188,895
1,820,438	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	1,819,300
1,985,025	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	1,991,476
1,582,049	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.40%		11/21/2024	1,590,458
2,510,571	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		12/16/2024	2,407,010
466,439	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	446,518
1,570,313	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.16%		11/27/2025	1,562,956
535,249	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.41%		06/02/2025	535,640
2,355,106	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		10/31/2024	2,352,798
2,335,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	2,321,866
235,867	Berry Global Group, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.41%		10/01/2022	234,552
3,582,726	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.16%		02/02/2024	3,590,554
2,979,826	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		06/16/2025	2,962,141
1,970,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%		06/07/2024	1,974,433
1,303,291	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		10/02/2025	1,236,497
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
654,828	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	6.84%		06/21/2024	634,365
12,593	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	12,199
591,864	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	573,369
2,692,800	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		05/21/2025	2,537,964
1,243,292	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	887,400
612,367	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/28/2024	437,077
129,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	129,000
1,054,491	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	1,054,417
4,857,577	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.65%		02/16/2024	4,829,257
2,000,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		04/06/2026	1,999,380
3,878,890	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		06/16/2023	3,861,920
204,022	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.41%		03/24/2025	205,233
3,568,148	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.83%		11/01/2024	3,507,490
1,993,025	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		05/18/2026	1,995,516
922,091	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		11/18/2024	922,478
2,502,497	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/07/2023	2,405,375
1,389,768	CEOC, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/04/2024	1,379,998
3,998,001	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		03/01/2024	3,974,033
395,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/16/2024	394,457
2,882,812	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		06/07/2023	2,872,247
2,603,700	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/31/2025	2,589,067
1,955,225	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		10/02/2024	1,947,081
2,647,898	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	2,467,523
2,215,000	CommScope, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		04/03/2026	2,211,678
2,723,679	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		12/20/2024	2,731,850
1,257,174	Concentra, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.21%		06/01/2022	1,260,317
1,220,888	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	992,405
1,140,677	CPI Holdco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		03/21/2024	1,141,390
393,025	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		11/17/2025	388,767
2,902,595	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		07/17/2025	2,861,088
528,675	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		01/15/2026	521,078
1,440,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.39%		04/15/2027	1,443,960
2,981,878	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	2,849,185
3,989,381	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/29/2024	3,949,487
	CVS Holdings I, LP, Senior Secured First Lien Term Loan
1,183,845	(1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		02/06/2025	1,183,844
146,318	(3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.07%		02/06/2025	146,318
2,476,522	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.42%		05/01/2024	2,314,013
289,130	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	253,300
2,681,658	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		02/13/2025	2,605,995
4,859,270	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	4,840,052
893,258	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		02/01/2024	876,286
2,502,929	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		06/06/2025	2,477,124
221,274	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		07/24/2024	220,813
1,044,762	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		05/27/2024	916,256
438,986	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	441,416
236,014	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	237,320
945,242	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.40%		08/22/2025	944,888
1,496,250	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/01/2026	1,495,315
2,940,272	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.38%		11/15/2024	2,920,057
2,479,452	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		12/12/2025	2,478,423
2,333,023	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	2,297,538
632,000	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/07/2025	622,387
1,403,762	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/10/2025	1,244,084
3,950,461	Equian Buyer Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		05/20/2024	3,951,942
1,878,845	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		03/08/2024	1,876,111
1,145,385	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	1,145,121
3,284,387	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	3,280,282
331,965	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		11/29/2024	318,479
1,206,014	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	1,202,625
2,426,812	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/31/2025	2,425,720
2,544,421	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	2,471,664
2,855,000	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/26/2024	2,855,000
680,383	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	626,806
3,090,547	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.91%		02/26/2025	3,085,726
3,513,526	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	2,894,267
1,596,975	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		12/08/2025	1,605,623
2,139,801	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		10/25/2023	1,980,803
863,490	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.94%		08/18/2025	863,490
2,589,571	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.66%		05/02/2025	2,533,455
4,074,663	Garda World Security Corporation, Senior Secured First Lien Term Loan (Prime Rate + 2.50%, 1.00% Floor)	8.00%		05/24/2024	4,055,125
2,655,044	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/01/2024	2,643,429
535,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	286,225
2,899,443	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/01/2023	2,869,999
3,944,297	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		07/02/2025	3,952,935
1,065,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	1,078,312
1,016,334	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	1,012,944
1,813,925	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		02/15/2024	1,815,965
1,683,540	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.14%		10/22/2025	1,685,123
2,174,620	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		10/10/2025	2,161,376
3,012,164	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		02/12/2025	2,963,216
2,834,403	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	2,835,112
3,230,584	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/02/2025	2,903,891
1,133,068	Gulf Finance, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	931,472
1,929,277	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	1,586,020
1,945,473	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.90%		08/18/2023	1,898,957
3,031,167	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		08/05/2024	2,974,333
1,815,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan	7.06%	±	05/22/2026	1,812,731
669,938	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/17/2023	670,115
780,000	Hexion, Inc., Senior Secured First Lien Term Loan	5.82%	±	06/27/2026	780,975
3,440,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan	4.15%		06/22/2026	3,445,865
1,870,413	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.65%		07/01/2024	1,860,481
488,254	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	491,713
455,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	457,275
990,000	IHeartCommunications, Inc., Senior Secured First Lien Term Loan	6.58%	±	05/01/2026	992,401
2,550,203	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		08/05/2022	2,555,521
4,115,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/30/2023	4,078,356
1,524,934	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.65%		11/21/2024	1,482,724
1,835,658	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	1,836,236
3,503,858	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		02/05/2025	3,465,263
1,219,556	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.02%		12/01/2025	1,219,300
1,854,449	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		08/18/2022	1,846,447
2,480,763	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	2,480,055
2,350,441	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	2,134,988
179,739	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.88%		03/09/2023	179,823
2,218,250	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		04/25/2025	2,224,494
1,631,646	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		08/01/2022	1,579,980
1,771,613	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.44%		07/02/2025	1,753,896
1,664,134	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/30/2022	1,481,911
3,002,067	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.40%		05/15/2023	2,838,829
1,861,978	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.58%		11/01/2023	1,860,237
1,477,175	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.66%		12/01/2023	1,480,875
740,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		02/22/2024	735,097
1,855,748	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		06/10/2022	1,850,589
808,403	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		03/24/2025	804,696
3,070,000	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		05/22/2026	3,059,132
2,582,313	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		02/18/2025	2,472,577
999,975	Marriott Ownership Resorts Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		08/29/2025	1,001,645
330,890	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan	5.57%	± &	03/20/2025	325,376
2,606,447	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		03/20/2025	2,563,011
1,371,089	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	1,350,632
781,296	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		01/31/2025	781,659
1,650,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	5.10%		03/02/2026	1,629,895
1,737,297	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/21/2025	1,728,750
3,797,067	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		09/28/2023	3,702,140
3,734,826	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	3,681,904
38,095	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.82%	± &	05/14/2026	38,012
761,905	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/14/2026	760,240
4,036,146	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		11/29/2024	3,862,450
2,783,299	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	2,667,333
797,719	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	762,109
1,807,840	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.35%		06/07/2023	1,733,266
1,972,363	National Vision, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		11/20/2024	1,974,414
1,368,125	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		10/20/2025	1,367,489
270,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	268,650
1,950,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	1,945,125
1,518,623	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.39%		08/14/2026	1,489,830
398,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		10/24/2025	393,523
2,506,747	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.90%		04/30/2026	2,491,870
1,884,502	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		09/27/2024	1,809,800
570,000	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/29/2026	571,602
1,299,211	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.65%		10/15/2025	1,296,164
1,756,514	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	6.67%		03/11/2022	1,714,524
1,287,390	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		03/03/2025	1,276,125
1,832,038	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.91%		03/21/2025	1,836,783
4,312,918	Pisces Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.35%		04/12/2025	4,203,305
2,577,072	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		07/02/2025	2,565,269
2,611,090	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/29/2024	2,508,605
1,865,795	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		12/06/2024	1,841,699
502,220	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	496,570
2,443,485	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	2,316,741
932,663	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	938,492
2,673,629	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		05/02/2022	2,658,711
1,948,753	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		03/07/2025	1,881,365
2,158,627	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.37%		04/26/2024	2,099,265
1,266,760	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		02/01/2024	1,239,766
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,965,785	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	1,965,481
1,297,418	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	1,297,217
275,210	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	275,167
393,157	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	393,096
2,159,150	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/14/2025	2,150,082
4,010,596	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.73%		06/02/2025	3,901,127
1,637,696	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	968,574
3,323,480	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/06/2023	3,303,606
1,194,097	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	1,196,712
1,641,750	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	1,633,541
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
1,621,105	(2 Month LIBOR USD + 2.75%)	5.23%		08/14/2024	1,598,701
380,259	(1 Month LIBOR USD + 2.75%)	5.15%		08/14/2024	375,004
2,432,163	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		10/31/2022	2,448,885
3,122,683	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.83%		11/01/2024	2,914,509
1,938,018	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/31/2025	1,914,306
3,053,399	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.85%		03/01/2021	3,047,689
4,288,450	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.82%		08/01/2025	4,239,540
2,492,187	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		06/13/2025	2,476,611
1,565,000	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan	4.41%	±	04/17/2026	1,568,420
1,219,586	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		01/23/2025	1,215,018
1,543,506	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/05/2024	1,538,034
2,883,163	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	2,852,890
1,283,183	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/03/2023	1,275,369
2,907,860	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.85%		09/30/2022	2,903,135
3,194,983	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/27/2025	3,195,478
	Southern Graphics Inc., Senior Secured First Lien Term Loan
726,305	(1 Month LIBOR USD + 3.25%)	5.69%		12/30/2022	609,646
644,081	(1 Month LIBOR USD + 3.25%)	5.65%		12/30/2022	540,629
1,305,113	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		05/15/2025	1,290,430
3,047,334	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	3,006,698
1,850,833	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	1,846,715
2,000,000	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.60%		04/16/2026	1,924,680
2,879,154	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.67%		10/01/2025	2,841,365
878,716	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		07/10/2025	879,999
1,409,173	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	817,320
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
547,800	(3 Month LIBOR USD + 3.25%)	5.58%		05/29/2026	547,102
112,200	(1 Month LIBOR USD + 3.25%)	5.65%		05/29/2026	112,057
3,297,482	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.83%		11/17/2023	3,265,892
3,196,080	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/01/2024	3,188,090
676,543	Tenneco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.40%		10/01/2025	626,479
1,975,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	1,978,091
3,293,450	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%		07/21/2025	3,287,571
255,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	256,912
1,549,928	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/28/2025	1,483,839
2,879,311	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		02/01/2023	2,824,417
1,999,939	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		05/30/2025	1,957,231
2,660,077	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		06/09/2023	2,615,614
1,110,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	1,047,213
1,262,968	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		09/27/2024	1,252,138
119,685	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		12/24/2020	119,854
64,625	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.44%		05/01/2025	60,859
2,679,699	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		04/04/2025	2,684,724
2,557,394	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		04/30/2026	2,555,795
850,000	Ultimate Software Group, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%)	6.08%		05/04/2026	852,746
1,165,261	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor, 0.25% PIK)	6.15%		04/12/2024	901,132
833,700	United Rentals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	834,742
626,850	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	627,831
658,321	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	5.32%	±	06/23/2024	646,250
1,257,620	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.40%		12/08/2023	1,249,502
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
128,432	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	5.98%		10/28/2024	126,987
1,669,615	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		10/28/2024	1,650,832
1,412,752	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	1,396,858
900,451	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		08/20/2025	875,688
3,797,305	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	3,807,406
2,525,384	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		07/02/2025	2,434,356
1,779,644	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	1,761,847
720,000	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan	5.57%	±	07/01/2026	721,350
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.89%		01/15/2026	498,750
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
2,001,396	(1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	2,001,656
2,801,954	(1 Month LIBOR USD + 2.00%)	4.40%		12/31/2025	2,802,318
200,140	(3 Month LIBOR USD + 2.00%)	4.33%		12/31/2025	200,166
399,000	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/06/2026	399,640
1,345,000	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.92%		02/05/2026	1,347,313
2,208,082	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.16%		10/10/2025	2,180,945
1,909,756	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		12/02/2024	1,872,516
2,977,944	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.34%		04/30/2025	2,977,944

Total Bank Loans (Cost $490,524,947)					482,197,081

Collateralized Loan Obligations - 2.9%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	6.10%	^	07/15/2026	875,279
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	5.14%	^	04/17/2031	940,914
3,000,000	ALM LLC, Series 2013-7RA-CR (3 Month LIBOR USD + 4.04%)	6.64%	^	10/15/2028	3,006,450
3,800,000	ALM LLC, Series 2013-8A-CR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.55%	^	10/15/2028	3,801,986
7,500,000	Anchorage Capital LLC, Series 2019-13A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	0.00%	^	04/15/2032	7,547,314
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	5.20%	^	04/15/2031	945,048
331,263	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.57%	^	01/19/2025	331,644
2,950,000	Apidos Ltd., Series 2013-16A-BR (3 Month LIBOR USD + 1.95%)	4.54%	^	01/19/2025	2,943,228
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	5.55%	^	07/16/2031	1,466,535
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.12%	^	05/28/2030	5,003,374
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	0.00%	^	01/15/2028	4,500,000
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/20/2030	4,888,383
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.19%	^	01/20/2031	3,208,750
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.20%	^	07/18/2029	3,251,799
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	5.20%	^	04/15/2031	1,903,175
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.49%	^	07/20/2029	4,978,740
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.50%	^	10/15/2030	1,953,027
3,000,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.30%	^	04/15/2031	2,999,464
2,250,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.29%	^	04/15/2031	2,258,868
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%)	6.74%	^	01/20/2029	3,005,158
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	5.19%	^	04/20/2031	3,781,289
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.62%	^	11/15/2030	1,954,381
2,000,000	Bristol Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.10%)	6.70%	^	04/15/2029	2,001,189
5,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	6.56%	^	10/16/2028	5,002,708
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.60%	^	07/15/2030	4,360,002
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.33%	^	01/30/2031	2,585,217
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	6.25%	^	04/15/2029	1,500,597
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	5.40%	^	07/15/2031	2,891,442
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.20%	^	07/15/2030	1,502,058
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.50%	^	07/15/2031	3,880,917
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.39%	^	10/20/2027	2,472,716
10,000,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.99%	^	04/20/2032	10,074,949
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	5.19%	^	04/17/2030	3,097,308
2,150,000	CRMN Mortgage Trust, Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	6.45%	^	01/18/2029	2,150,856
10,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.93%	^	07/20/2030	10,025,742
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.45%	^	04/15/2029	10,031,902
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.62%	^	08/15/2031	2,978,462
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	5.07%	^	05/15/2031	1,882,461
10,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.65%	^	04/20/2031	10,012,113
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.50%	^	07/15/2030	2,191,457
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	5.55%	^	10/15/2030	1,958,683
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	9.00%	^	10/15/2030	3,947,551
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.94%	^	04/20/2029	2,005,267
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	5.44%	^	04/20/2030	4,857,964
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	5.00%	^	01/18/2031	3,484,146
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	5.89%	^	01/20/2030	1,994,000
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.28%	^	08/01/2025	740,294
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.24%	^	10/22/2025	1,503,059
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	4.38%	^	04/28/2031	5,000,841
9,250,000	Hayfin Kingsland Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.25%, 2.25% Floor)	4.87%	^	04/28/2031	9,259,353
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	4.08%	^	01/28/2030	1,462,611
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.49%	^	07/20/2030	2,393,072
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.60%	^	10/15/2030	1,443,568
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	5.34%	^	07/20/2031	3,815,032
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	6.05%	^	07/15/2027	2,001,676
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.39%	^	10/20/2027	1,980,882
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.54%	^	10/20/2030	3,163,186
4,000,000	LCM Ltd., Series 30A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	6.32%	^	04/20/2031	4,010,739
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.54%	^	10/22/2030	3,908,837
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	6.03%	^	01/27/2026	2,001,159
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	8.02%	^	01/27/2026	1,248,207
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	8.09%	^	04/20/2026	1,001,951
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/21/2030	4,854,770
2,000,000	Madison Park Funding Ltd., Series 2016-24A-D (3 Month LIBOR USD + 3.85%)	6.44%	^	01/20/2028	2,002,155
3,750,000	Madison Park Funding Ltd., Series 2019-34A-D (3 Month LIBOR USD + 3.70%, 3.70% Floor)	6.28%	^	04/25/2031	3,775,623
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	5.45%	^	10/18/2031	3,890,904
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	5.22%	^	11/15/2028	1,490,224
2,500,000	Marble Point Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.80%)	4.40%	^	10/15/2030	2,490,352
2,000,000	MDPK, Series 2018-32A-D (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.69%	^	01/22/2031	2,006,839
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.64%	^	10/20/2030	984,084
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.49%	^	10/17/2027	3,423,097
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.69%	^	10/19/2031	2,398,362
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.42%	^	01/19/2032	2,002,927
4,000,000	Newark BSL Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	6.58%	^	12/21/2029	4,002,689
2,000,000	Newark BSL Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	6.23%	^	07/25/2030	1,992,173
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	5.74%	^	12/12/2030	5,871,022
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.60%	^	07/15/2029	5,602,618
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.59%	^	07/17/2030	1,939,815
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	6.29%	^	07/19/2030	6,903,082
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.48%	^	02/14/2031	2,271,789
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	8.04%	^	01/22/2030	2,301,692
2,193,659	Octagon Investment Partners Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.25%)	6.83%	^	01/24/2028	2,194,903
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	5.55%	^	07/15/2030	9,739,939
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	6.09%	^	03/17/2030	4,003,113
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.79%	^	03/17/2030	1,734,893
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	5.43%	^	07/25/2030	2,418,081
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.64%	^	10/20/2030	1,954,247
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.20%	^	01/15/2030	9,534,133
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.65%	^	10/15/2031	2,957,417
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	5.25%	^	04/15/2028	2,456,361
2,387,318	Taconic Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.05%)	6.64%	^	01/20/2029	2,394,838
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.99%	^	10/20/2026	2,002,939
1,000,000	VERDE, Series 2019-1A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	6.36%	^	04/15/2032	1,002,176
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	5.40%	^	04/18/2031	2,871,054
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.35%	^	07/15/2031	3,840,703
10,250,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	4.07%	^	01/20/2032	10,281,047
2,000,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	6.70%	^	01/15/2026	1,998,616
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.60%	^	07/18/2031	2,141,251
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	01/15/2031	905,000
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	5.45%	^	07/15/2028	2,842,904
3,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	6.35%	^	04/18/2029	3,004,138
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	5.75%	^	10/15/2030	2,921,293
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.50%	^	07/15/2030	3,793,238
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.60%	^	07/15/2030	2,390,916
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.78%	^	01/20/2031	2,912,882
10,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.60%	^	04/15/2031	10,028,416

Total Collateralized Loan Obligations (Cost $364,731,541)					359,897,695

Foreign Corporate Bonds - 12.8%
600,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	603,935
3,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,776,350
2,950,000	Adecoagro S.A.	6.00%		09/21/2027	2,832,000
14,235,000	AerCap Global Aviation Trust	3.50%		01/15/2025	14,320,810
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	226,000
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,734,812
5,850,000	AES Dominicana	7.95%		05/11/2026	6,354,621
500,000	AES Gener S.A.	5.00%		07/14/2025	519,422
9,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	9,934,818
3,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,204,780
4,250,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	4,685,625
5,700,000	AI Candelaria Spain SLU	7.50%		12/15/2028	6,284,250
1,700,000	AjeCorporationB.V.	6.50%		05/14/2022	1,623,500
1,170,000	Aker BP ASA	4.75%	^	06/15/2024	1,208,844
3,200,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	3,352,000
2,275,000	Altice France S.A.	7.38%	^	05/01/2026	2,337,562
700,000	Altice Luxembourg S.A.	7.75%	^	05/15/2022	713,125
600,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	611,444
14,120,000	Anglo American Capital PLC	4.50%	^	03/15/2028	14,648,863
3,110,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	3,226,625
14,825,000	AstraZeneca PLC	2.38%		06/12/2022	14,929,011
1,775,000	Avation Capital S.A.	6.50%	^	05/15/2021	1,823,812
2,095,000	Avolon Holdings Funding Ltd.	5.13%	^	10/01/2023	2,224,806
2,610,000	Avolon Holdings Funding Ltd.	5.25%	^	05/15/2024	2,788,524
10,955,000	Avolon Holdings Funding Ltd.	3.95%	^	07/01/2024	11,237,968
9,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	9,108,239
18,986,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	19,864,102
200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	202,500
5,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	5,241,863
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,243,541
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,035,010
1,000,000	Banco del Estado de Chile	2.67%	^	01/08/2021	1,000,897
20,300,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	19,371,275
1,705,000	Banco General S.A.	4.13%		08/07/2027	1,730,592
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	844,208
7,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	7,280,070
1,000,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	1,042,750
2,247,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,954,912
10,203,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	8,876,712
200,000	Banco Mercantil de Norte	7.50%	#^	12/29/2049	202,400
13,423,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	13,792,133
2,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	2,446,900
6,100,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	6,206,445
2,293,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	2,347,459
300,000	Banco Santander	3.88%		09/20/2022	311,185
13,400,000	Banco Santander (3 Month LIBOR USD + 1.09%)	3.61%		02/23/2023	13,356,349
5,600,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	5,936,056
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,033,760
4,742,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	4,869,465
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,515,625
12,510,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	12,697,775
13,320,000	Bank of New Zealand	3.50%	^	02/20/2024	13,798,443
12,070,000	Bank of Nova Scotia	3.40%		02/11/2024	12,554,959
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,296,888
13,415,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	3.90%		05/16/2024	13,226,708
1,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,910,268
22,896,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	22,117,536
1,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,186,212
1,600,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,686,016
1,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	998,362
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	16,907,001
2,100,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,215,101
11,900,000	Bharti Airtel Ltd.	5.13%		03/11/2023	12,519,927
7,300,000	Bharti Airtel Ltd.	4.38%		06/10/2025	7,386,036
16,195,000	BNP Paribas S.A.	3.38%	^	01/09/2025	16,480,616
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	3.46%	^	09/26/2023	13,451,985
1,010,000	Bombardier, Inc.	6.00%	^	10/15/2022	1,019,383
1,120,000	Bombardier, Inc.	7.88%	^	04/15/2027	1,124,200
12,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	12,833,252
200,000	Braskem Finance Ltd.	6.45%		02/03/2024	221,552
4,800,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	5,016,000
2,450,000	C&W Senior Financing DAC	7.50%		10/15/2026	2,560,250
15,500,000	C&W Senior Financing DAC	6.88%		09/15/2027	16,082,800
2,330,000	Camelot Finance S.A.	7.88%	^	10/15/2024	2,455,237
1,200,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,254,000
11,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	11,913,000
1,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	1,561,875
6,000,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	6,337,500
7,021,000	Cenovus Energy, Inc.	5.40%		06/15/2047	7,604,181
4,921,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	4,336,631
5,000,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	5,169,798
13,665,000	CNOOC Finance Ltd.	3.75%		05/02/2023	14,156,613
5,900,000	CNOOC Finance Ltd.	3.50%		05/05/2025	6,087,890
900,000	CNPC General Capital Ltd.	3.95%		04/19/2022	931,422
2,000,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,066,716
200,000	Colbun S.A.	3.95%		10/11/2027	203,127
1,900,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	1,978,869
4,100,000	Comcel Trust	6.88%		02/06/2024	4,251,188
22,873,500	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	23,616,889
15,475,000	Commonwealth Bank of Australia (3 Month LIBOR USD + 0.82%)	3.32%	^	06/04/2024	15,554,365
6,000,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	6,307,500
6,610,000	Cosan Overseas Ltd.	8.25%	†	08/05/2019	6,857,875
13,315,000	Credit Agricole S.A.	3.75%	^	04/24/2023	13,824,412
15,120,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.68%	^	06/12/2024	15,170,026
9,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	9,945,000
6,550,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	6,653,228
5,393,000	CSN Islands Corporation	7.00%	†	09/23/2019	4,894,148
4,900,000	CSN Resources S.A.	7.63%		02/13/2023	5,187,875
6,800,000	CSN Resources S.A.	7.63%	^	04/17/2026	7,230,678
500,000	CSN Resources S.A.	7.63%		04/17/2026	531,668
12,650,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	12,662,650
785,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	808,478
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,825,884
11,047,055	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	2,375,117
3,000,000	ECL S.A.	5.63%		01/15/2021	3,135,464
1,000,000	Ecopetrol S.A.	5.88%		09/18/2023	1,110,000
1,485,000	eG Global Finance PLC	6.75%	^	02/07/2025	1,477,129
200,000	El Puerto de Liverpool S.A.B. de C.V.	3.88%		10/06/2026	197,852
5,687,000	Embotelladora Andina S.A.	5.00%		10/01/2023	6,125,933
6,200,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	6,795,200
2,985,863	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,126,766
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,997,024
5,822,273	ENA Norte Trust	4.95%		04/25/2023	6,026,053
2,450,000	Energuate Trust	5.88%		05/03/2027	2,514,313
2,400,000	Engie Energia Chile S.A.	4.50%		01/29/2025	2,530,594
8,400,000	ENTEL Chile S.A.	4.75%		08/01/2026	8,898,651
8,700,000	ESAL GmBH	6.25%		02/05/2023	8,906,625
2,900,000	Export-Import Bank of India	4.00%		01/14/2023	2,999,643
2,100,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,304,750
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,037,500
14,200,000	Fortis, Inc.	2.10%		10/04/2021	14,078,794
10,248,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	9,812,460
13,252,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	12,191,840
5,000,000	Fresnillo PLC	5.50%		11/13/2023	5,466,250
15,175,000	Geopark Ltd.	6.50%		09/21/2024	15,687,156
930,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	1,003,237
4,250,000	Gilex Holding Sarl	8.50%		05/02/2023	4,511,418
1,600,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,698,416
1,900,000	Global Bank Corporation	4.50%		10/20/2021	1,957,019
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,545,015
11,550,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	12,069,750
294,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	303,739
365,000	GNL Quintero S.A.	4.63%		07/31/2029	387,813
15,200,000	Gohl Capital Ltd.	4.25%		01/24/2027	15,678,046
300,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	280,500
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	9,815,630
3,500,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	3,449,250
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	207,300
5,600,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	5,907,440
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,178,337
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	3,768,750
4,258,889	Guanay Finance Ltd.	6.00%		12/15/2020	4,333,420
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,231,500
2,136,000	GW Honos Security Corporation	8.75%	^	05/15/2025	2,119,980
20,130,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	3.82%		09/12/2026	20,158,178
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,021,313
3,908,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,126,160
12,867,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	14,094,147
5,084,000	Industrial Senior Trust	5.50%		11/01/2022	5,185,731
9,000,000	Inkia Energy Ltd.	5.88%		11/09/2027	9,270,090
1,025,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	940,437
1,485,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	1,477,575
4,142,622	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,697,290
1,192,690	Invepar Holdings	0.00%	ΩÞ	12/30/2028	51,002
3,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	3,112,123
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,301,640
2,500,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	2,660,025
12,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	12,327,600
2,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	2,855,300
1,800,000	JBS Investments GmbH	7.25%		04/03/2024	1,872,752
10,500,000	JBS Investments GmbH	7.00%	^	01/15/2026	11,397,750
12,190,000	JSL Europe S.A.	7.75%		07/26/2024	12,464,275
1,045,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	921,324
3,049,000	Latam Finance Ltd.	6.88%		04/11/2024	3,177,088
8,000,000	Latam Finance Ltd.	7.00%	^	03/01/2026	8,372,000
4,000,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	4,265,000
15,040,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	15,044,926
9,400,000	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	10,745,297
7,150,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	7,242,307
7,884,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	8,220,638
15,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	15,238,200
2,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	2,091,420
400,000	MARB BondCo PLC	7.00%		03/15/2024	418,284
15,910,000	MARB BondCo PLC	6.88%		01/19/2025	16,657,452
1,160,000	MEG Energy Corporation	7.00%	^	03/31/2024	1,107,800
2,200,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	2,304,500
7,564,590	Mexico Generadora de Energia	5.50%		12/06/2032	8,169,757
3,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	3,125,250
1,300,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	1,418,495
1,900,000	Millicom International Cellular S.A.	6.63%		10/15/2026	2,073,185
6,100,000	Millicom International Cellular S.A.	5.13%		01/15/2028	6,206,750
7,250,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	7,798,172
8,715,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,846,219
6,450,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,799,279
9,140,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	9,552,671
8,311,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	8,342,166
14,205,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	3.26%		03/02/2023	14,207,862
1,000,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	1,055,250
3,890,000	New Red Finance, Inc.	5.00%	^	10/15/2025	3,930,067
1,500,000	Nexa Resources S.A.	5.38%		05/04/2027	1,582,125
14,315,000	Nutrien Ltd.	4.20%		04/01/2029	15,460,935
7,465,000	NXP Funding LLC	3.88%	^	06/18/2026	7,660,717
16,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	16,760,745
9,799,000	Ontario Teachers’ Cadillac Fairview Properties Trust	4.13%	^	02/01/2029	10,654,705
4,600,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	4,693,035
6,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	6,019,613
13,050,000	Pampa Energia S.A.	7.50%		01/24/2027	12,136,500
6,833,304	Panama Metro Line SP	0.00%	^	12/05/2022	6,491,707
9,603,355	Panama Metro Line SP	0.00%		12/05/2022	9,123,283
1,160,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	1,178,850
7,400,000	Perusahaan Penerbit	3.75%		03/01/2023	7,616,820
14,700,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	15,360,030
7,850,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	8,375,950
5,800,000	Petroleos Mexicanos	6.50%		06/02/2041	5,159,100
7,800,000	Petronas Capital Ltd.	3.50%		03/18/2025	8,154,610
500,000	PSA International Ltd.	3.88%		02/11/2021	512,880
4,713,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	4,772,638
5,500,000	Radiant Access Ltd.	4.60%	†	05/18/2020	5,358,347
1,400,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	1,496,250
12,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	13,283,256
6,565,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.48%)	3.50%		05/15/2023	6,639,445
2,300,000	SACI Falabella	3.75%		04/30/2023	2,362,857
11,662,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	11,779,253
10,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	9,774,072
900,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	948,375
191,600	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	193,457
11,965,420	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	12,081,401
530,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	547,225
2,165,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	2,294,900
10,411,931	Stoneway Capital Corporation	10.00%		03/01/2027	9,865,409
6,500,000	SUAM Finance B.V.	4.88%		04/17/2024	6,946,875
22,505,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	3.33%		01/17/2023	22,507,776
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	2,913,694
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	359,223
550,000	Syngenta Finance N.V.	4.38%		03/28/2042	466,559
500,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	497,235
15,967,000	Syngenta Finance N.V.	5.68%		04/24/2048	15,878,714
2,335,000	Takeda Pharmaceutical Company Ltd.	4.40%	^	11/26/2023	2,502,428
1,200,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,272,000
2,650,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	2,769,250
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,138,621
2,560,000	Telesat LLC	8.88%	^	11/15/2024	2,777,600
16,500,000	Temasek Financial Ltd.	2.38%		01/23/2023	16,612,321
3,350,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,424,404
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,403,078
900,000	Transelec S.A.	4.63%		07/26/2023	958,500
900,000	Transelec S.A.	3.88%		01/12/2029	903,834
7,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	7,650,035
5,300,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	5,174,178
13,900,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	12,822,889
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,436,559
9,083,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	8,972,458
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,095,840
9,500,000	UPL Corporation	3.25%		10/13/2021	9,511,211
2,800,000	UPL Corporation Ltd.	4.50%		03/08/2028	2,858,439
5,600,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	5,696,791
3,130,000	Vedanta Resources PLC	7.13%		05/31/2023	3,091,658
15,000,000	Vedanta Resources PLC	6.13%		08/09/2024	13,835,822
1,900,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	2,270,500
11,400,000	VTR Finance B.V.	6.88%		01/15/2024	11,841,750
1,813,000	VTR Finance B.V.	6.88%	^	01/15/2024	1,883,254
21,225,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.72%)	3.24%		05/15/2023	21,314,367
10,550,000	YPF S.A.	8.50%		07/28/2025	10,593,044
4,200,000	YPF S.A.	6.95%		07/21/2027	3,825,990
2,100,000	YPF S.A.	8.50%	^	06/27/2029	2,071,020

Total Foreign Corporate Bonds (Cost $1,532,068,823)					1,570,890,776

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.1%
11,200,000	Argentine Republic Government International Bond	6.88%		01/26/2027	9,017,400
4,500,000	Argentine Republic Government International Bond	5.88%		01/11/2028	3,434,062
3,000,000	Argentine Republic Government International Bond	6.63%		07/06/2028	2,323,530
6,000,000	Chile Government International Bond	3.13%		03/27/2025	6,261,000
4,000,000	Chile Government International Bond	3.13%		01/21/2026	4,173,500
1,400,000	Colombia Government International Bond	4.50%		03/15/2029	1,530,900
1,300,000	Colombia Government International Bond	5.20%		05/15/2049	1,476,488
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	8,648,831
4,200,000	Dominican Republic International Bond	6.40%	^	06/05/2049	4,404,792
2,000,000	Indonesia Government International Bond	4.88%		05/05/2021	2,079,938
7,000,000	Israel Government International Bond	2.88%		03/16/2026	7,244,720
8,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	8,221,920
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	513,634
1,000,000	Mexico Government International Bond	4.00%		10/02/2023	1,044,275
11,621,000	Mexico Government International Bond	4.15%		03/28/2027	12,194,380
16,815,000	Mexico Government International Bond	3.75%		01/11/2028	17,159,708
8,000,000	Panama Government International Bond	4.00%		09/22/2024	8,524,080
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	3,146,910
10,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	10,489,700
14,000,000	Philippine Government International Bond	4.20%		01/21/2024	15,042,648
12,400,000	Provincia de Buenos Aires	7.88%		06/15/2027	9,269,124

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $138,297,682)					136,201,540

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission Revenue Bond	5.06%		05/01/2024	3,697,598
4,430,000	State of California General Obligation Bond	7.55%		04/01/2039	7,021,816

Total Municipal Bonds (Cost $10,024,324)					10,719,414

Non-Agency Commercial Mortgage Backed Obligations - 7.4%
11,235,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.44%	^	12/15/2036	11,354,365
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	06/15/2035	12,129,659
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73%	#^	08/14/2034	2,717,714
4,259,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	03/15/2036	4,263,338
5,002,523	BANK, Series 2017-BNK8-XA	0.88%	#I/O	11/15/2050	260,399
1,821,000	BANK, Series 2018-BN10-B	4.08%	#	02/15/2061	1,927,482
405,000	BANK, Series 2018-BN13-B	4.69%	#	08/15/2061	445,622
2,511,000	BANK, Series 2019-BN17-C	4.67%	#	04/15/2052	2,720,795
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.59%	^	08/15/2036	1,498,739
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.09%	^	08/15/2036	1,721,455
3,464,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.89%	^	08/15/2036	3,476,169
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.89%	^	08/15/2036	3,467,885
14,174,000	Barclays Commercial Mortgage Trust, Series 2019-C3-AS	3.90%		05/15/2052	15,066,106
13,951,000	Barclays Commercial Mortgage Trust, Series 2019-C3-B	4.10%		05/15/2052	14,848,500
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,399,513
8,011,000	BENCHMARK Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	8,175,238
11,000,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2035	11,019,650
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.72%	^	03/15/2037	3,290,306
8,207,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	8,251,649
3,163,700	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	3,168,528
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.54%	^	07/15/2034	5,391,673
11,731,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	04/15/2035	11,822,471
1,564,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	# ^	10/15/2034	1,634,920
4,617,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/15/2034	4,768,371
73,120,855	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.20%	#I/O	01/10/2048	4,135,270
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20%	#	06/15/2050	3,488,859
2,304,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	2,464,910
11,498,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	02/15/2037	11,538,883
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2036	7,236,210
3,838,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.14%	^	11/15/2036	3,865,841
7,501,006	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.94%	#^I/O	09/10/2045	340,037
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	1,772,094
4,070,127	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.52%	#I/O	02/10/2048	239,216
7,840,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	8,107,167
72,430,552	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	1.01%	#I/O	11/10/2048	2,728,350
8,046,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	6,822,542
45,515,428	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	3,789,460
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,704,104
44,636,513	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.15%	#I/O	07/10/2049	4,558,799
82,747,573	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.67%	#I/O	10/10/2049	6,430,628
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-P6-A5	3.72%	#	12/10/2049	6,775,921
9,490,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10%	#	10/12/2050	10,035,001
321,000	Citigroup Commercial Mortgage Trust, Series 2018-B2-B	4.28%	#	03/10/2051	345,001
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.88%	#	06/10/2051	2,112,277
3,224,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.46%	^	06/11/2032	3,233,989
3,224,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	3,248,891
3,224,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.91%	^	06/11/2032	3,260,069
22,090,505	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.02%	#I/O	10/15/2045	1,115,690
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^Þ	10/15/2045	3,467,652
3,301,613	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.29%	#^I/O	12/10/2044	147,559
6,067,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.29%	#^	08/10/2050	6,157,606
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	3,699,335
57,259,635	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.11%	#I/O	10/10/2048	2,697,141
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.44%	#	07/10/2048	4,502,142
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	5,982,889
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	6,470,754
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.79%	#	02/10/2049	3,933,167
58,130,711	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.18%	#I/O	02/10/2049	3,045,671
9,383,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	9,335,247
2,808,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-F	3.58%	#^	08/10/2029	2,779,625
12,424,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	4.09%	^	09/15/2033	12,419,587
8,464,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	12/15/2031	8,511,226
2,064,000	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	12/15/2031	2,077,466
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.73%	#	11/15/2048	5,908,635
57,909,207	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.95%	#I/O	01/15/2049	4,863,134
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.06%	#	11/15/2051	12,576,417
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.93%	#	08/15/2051	4,125,618
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	9,588,122
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	9,599,699
798,000	CSMC Trust, Series 2017-CALI-D	3.90%	#^	11/10/2032	816,684
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2032	4,958,632
4,944,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.69%	^	07/15/2032	4,976,619
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%)	3.74%	^	06/15/2033	4,500,913
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.84%	^	06/15/2033	183,030
3,379,000	DBUBS 2017-BRBK Mortgage Trust, Series 2017-BRBK-F	3.65%	#^	10/10/2034	3,343,221
2,962,642	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.23%	#^I/O	07/10/2044	45,686
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.50%	#	05/10/2049	4,415,936
60,758,456	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.63%	#I/O	05/10/2049	4,640,172
2,345,166	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.48%	^	07/25/2023	2,434,625
1,766,000	GPMT Ltd., Series 2019-FL2-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	02/22/2036	1,783,219
5,296,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.49%	^	09/15/2034	5,303,411
8,210,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.49%	^	09/15/2034	8,231,463
4,370,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.46%	^	09/15/2034	4,387,810
2,816,959	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.50%	#^I/O	08/10/2044	59,369
4,720,889	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.13%	#^I/O	01/10/2045	181,019
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.67%	#	11/10/2047	3,824,431
9,506,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67%	#^	11/10/2047	8,192,322
97,049,621	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.94%	#I/O	11/10/2048	4,146,940
61,284,925	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	4,915,756
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,086,107
13,658,000	GS Mortgage Securities Trust, Series 2017-GS8-C	4.48%	#	11/10/2050	14,440,461
10,779,000	GS Mortgage Securities Trust, Series 2019-GC39-B	3.97%		05/10/2052	11,533,207
13,629,000	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	11/15/2036	13,671,604
769,942	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	857
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.54%	#^I/O	12/05/2027	22,378
2,580,217	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.37%	#^I/O	07/15/2046	45,191
20,252,155	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.92%	#I/O	10/15/2045	920,260
4,947,199	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	146,319
77,116,860	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.25%	#I/O	01/15/2049	3,269,423
11,101,348	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	06/15/2032	11,176,003
3,652,353	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.49%	^	06/15/2032	3,684,151
704,346	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	704,866
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,750,429
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.94%	#	08/15/2049	2,123,977
592,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3-C	3.60%	#	08/15/2049	591,174
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	9,367,037
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94%	#	03/10/2052	1,101,795
46,973,148	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.02%	#I/O	02/15/2047	1,536,060
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	3,105,649
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	2,916,423
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	3,908,712
56,386,609	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.08%	#I/O	11/15/2047	1,902,659
44,792,278	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.20%	#I/O	01/15/2048	1,697,842
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	11,789,612
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,923,318
9,974,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.29%	#	05/15/2048	10,275,285
49,628,482	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.08%	#I/O	08/15/2048	2,061,230
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	4,368,281
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	6,830,537
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	6,541,594
62,506,942	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.84%	#I/O	06/15/2049	4,546,399
1,638,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-B	4.44%	#	03/10/2052	1,786,885
41,018,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.50%	#I/O	06/13/2052	4,604,517
517,043	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	133
416,987	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.90%	#^I/O	11/15/2038	107
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.71%	#^	03/10/2049	5,253,514
240,547	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	242,947
2,008,580	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.62%	#^I/O	08/15/2045	71,280
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62%	#	10/15/2047	3,165,259
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	4,077,241
37,350,706	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.47%	#I/O	02/15/2048	1,949,333
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	4,915,602
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	4,800,735
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	6,146,611
48,786,489	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.57%	#I/O	09/15/2049	3,863,309
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	7,403,435
565,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-AS	3.99%	#	12/15/2049	602,591
9,206,337	Morgan Stanley Capital Trust, Series 2011-C1-XA	0.52%	#^I/O	09/15/2047	38,106
4,000,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.56%	#^	07/13/2029	3,972,759
30,833,157	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.77%	#I/O	08/15/2049	2,488,926
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	3,025,832
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	4,538,571
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	3,440,501
3,073,000	Morgan Stanley Capital Trust, Series 2019-H6-AS	3.70%		06/15/2052	3,226,590
7,831,050	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	7,938,044
11,179,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	10/15/2037	11,239,156
7,680,170	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.39%	^	06/15/2035	7,659,287
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.64%	^	06/15/2035	2,091,368
2,152,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	06/15/2037	2,137,953
53,688,237	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.15%	#I/O	10/10/2048	5,151,075
40,727	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	40,879
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15%	#	12/15/2050	2,656,657
11,033,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	11,639,477
10,583,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.74%	#	12/15/2050	11,186,434
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.06%	#	06/15/2051	7,888,207
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.13%	#	08/15/2051	3,152,698
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	6,068,016
12,852,000	UBS Commercial Mortgage Trust, Series 2019-C16-B	4.32%		04/15/2052	13,834,992
10,229,316	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.00%	#^I/O	08/10/2049	504,616
474,001	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.48%	#I/O	11/15/2048	15
9,344,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-AS	3.58%		06/15/2052	9,638,887
9,344,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%		06/15/2052	9,650,857
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,374,034
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.25%	#	05/15/2048	2,236,085
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	5,665,209
21,457,564	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.18%	#I/O	11/15/2048	1,140,186
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	4,837,370
54,167,479	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.28%	#I/O	05/15/2048	2,333,437
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	4,212,491
6,848,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	7,376,221
3,521,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.75%	#	12/15/2048	3,497,893
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	6,025,442
77,311,243	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.14%	#I/O	12/15/2048	3,478,442
8,252,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1-AS	4.05%		09/15/2048	8,773,579
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	4,867,172
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,540,650
5,040,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-AS	4.10%		12/15/2059	5,392,243
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.57%	#	12/15/2059	2,784,268
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,793,226
11,490,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.15%	#	08/15/2051	12,321,121
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10%	#	09/15/2061	13,327,984
2,871,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.29%	#	01/15/2052	3,150,099
2,558,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-B	4.55%		03/15/2052	2,780,566
2,226,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-C	4.87%	#	03/15/2052	2,398,941
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-B	4.19%		05/15/2052	11,518,316
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	11,353,313
13,164,642	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.07%	#^I/O	11/15/2045	686,447
79,448,839	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.21%	#I/O	08/15/2047	3,268,223
50,645,442	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.97%	#I/O	09/15/2057	1,725,105
80,418,009	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.78%	#I/O	11/15/2049	6,384,619

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $910,854,562)					907,774,630

Non-Agency Residential Collateralized Mortgage Obligations - 8.7%
9,774,638	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	5.16%	#	03/25/2037	8,557,336
50,449	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.20%	#^	11/25/2037	53,184
15,642,849	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	14,607,819
9,226,562	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	7,715,820
10,445,630	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		06/25/2047	8,330,008
7,691,382	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65%	#^	09/25/2048	7,799,627
8,375,008	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75%	#^	09/25/2048	8,492,612
7,969,081	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85%	#^	09/25/2048	8,080,740
618,559	Banc of America Funding Corporation, Series 2005-G-A3	3.93%	#	10/20/2035	610,417
358,781	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	355,152
281,192	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	283,434
3,000,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	3,022,500
258,326	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	197,492
2,647,432	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.52%	#	07/25/2037	2,595,003
1,197,543	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	324,350
20,000,000	CIM Trust, Series 2016-2RR-B2	7.77%	#^Þ	02/25/2056	20,477,036
20,000,000	CIM Trust, Series 2016-3RR-B2	7.43%	#^Þ	02/27/2056	20,411,986
29,470,981	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	29,538,655
68,223	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	71,435
1,394,354	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.36%	ß	09/25/2036	1,447,666
254,548	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	146,023
2,479,003	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	4.55%	#^	11/25/2038	2,532,312
1,333,295	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	1,343,135
6,683,518	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	6,686,950
5,660,023	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	2.47%		01/25/2037	3,621,187
11,410,834	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00%	#^	02/25/2037	11,396,114
46,353,087	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	46,202,537
120,564	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	117,833
60,533	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	55,929
130,021	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	128,337
7,562,400	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	7,411,426
8,588,212	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	8,570,315
1,347,491	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,387,660
153,416	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	148,896
206,565	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	149,352
901,202	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	859,602
152,470	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.10%		10/25/2035	124,426
333,404	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	270,302
8,876,031	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	7,803,081
1,357,656	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,013,878
1,432,257	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		08/25/2037	791,128
414,746	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	34.55%	I/F	08/25/2037	923,810
92,040	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.84%	I/F	08/25/2037	154,203
437,689	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	408,809
2,026,338	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.90%		09/25/2037	1,240,637
1,990,532	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.10%	I/F I/O	09/25/2037	435,469
728,443	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	184,815
25,727	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	24,300
315,679	Countrywide Home Loans, Series 2005-28-A7	5.25%		11/01/2035	273,460
661,523	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	548,477
288,051	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	260,331
763,515	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	627,744
98,230	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	94,379
1,121,198	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,039,196
4,650,878	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00%	^	01/27/2038	3,770,622
9,914,957	Credit-Based Asset Servicing & Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	2.79%	^	05/25/2046	9,421,167
3,696,328	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,672,469
38,384	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		05/25/2021	34,972
72,977	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	31,138
27,999	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	27,402
2,333,212	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	2,405,070
7,305,308	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	7,041,990
20,823,585	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	21,167,120
45,965,144	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	46,699,648
19,936,363	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.83%	^	06/02/2047	20,103,196
33,434,828	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	33,760,416
735,965	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	718,586
136,616	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	10.03%	^I/F	04/15/2036	137,862
1,249,073	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	1,201,719
8,697,505	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	8,406,272
347,942	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	269,717
3,099,408	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	2,361,170
72,345	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	67,176
3,218,801	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	3,230,046
3,374,762	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	3,407,934
72,453	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	ß	05/25/2035	73,830
1,270,830	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,085,650
1,130,420	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	810,960
3,407,199	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	3,416,462
427,632	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	516,704
19,200,000	Headlands Residential LLC, Series 2019-RPL1-NOTE	3.97%	^§	06/25/2024	19,343,981
36,183,851	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.67%		02/25/2037	32,619,148
345,852	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	328,572
8,271,287	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	7,839,367
278,921	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	268,705
277,820	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	267,386
4,971,534	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	5,459,966
255,564	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	204,326
27,531,242	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.18%	^	04/25/2046	27,554,453
37,055,593	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	37,444,632
54,287,705	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	54,546,060
1,312,283	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,242,325
571,612	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	442,635
40,664	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	19.62%	I/F	01/25/2037	62,601
689,885	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	452,421
153,554	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	138,513
6,098,757	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		02/25/2036	5,908,138
106,412	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	103,395
6,894,859	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	5,416,354
44,210	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	27,634
1,879,831	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,780,696
16,486,054	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		08/25/2037	15,700,125
2,357,816	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	1,699,285
19,148,993	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	19,402,375
20,239	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	20,856
915,771	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	966,013
2,745,229	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.01%	#	06/25/2036	2,382,313
1,106,103	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,099,682
202,847	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	104,686
582,313	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	228,590
1,021,710	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	473,965
10,578,846	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	10,585,674
22,775,165	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	22,843,566
54,007	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.38%		11/25/2034	54,637
28,987,613	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%		07/25/2037	26,572,275
9,313,499	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	8,948,420
19,308,189	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	19,418,840
7,862,640	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	7,986,037
8,905,881	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	6,708,444
306,438	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	296,805
349,224	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	321,883
3,810,722	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	3,654,291
3,728,225	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	3,538,671
734,508	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	685,879
77,658	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	76,931
1,232,988	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,157,245
4,300,915	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	4,056,609
213,128	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	216,661
186,795	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	156,374
278,269	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	208,578
56,203	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	48,004
1,679,755	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	852,643
141,410	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.78%	I/F	01/25/2046	253,521
91,553	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	87,264
475,051	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	476,100
919,110	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	881,153
600,305	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	568,343
8,963,439	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%	#	11/25/2057	9,076,733
37,454,402	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.70%	# ^	02/25/2054	34,284,587
6,824,698	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	# ^	12/26/2059	6,780,222
9,327,050	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	# ^	10/25/2044	9,256,998
8,274,087	Sequoia Mortgage Trust, Series 2007-3-2AA1	4.04%	#	07/20/2037	7,834,605
21,741,269	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	# ^	11/25/2046	21,941,082
623,740	Structured Asset Securities Corporation, Series 2003-35-1A1	5.18%	#	12/25/2033	668,078
879,487	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	894,036
1,239,684	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.75%	^	03/25/2035	1,154,492
1,239,684	Structured Asset Securities Corporation, Series 2005-RF1-AIO	2.50%	#^I/O	03/25/2035	188,942
31,306,467	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	32,088,891
4,393,090	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	4,530,950
1,609,794	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,664,224
1,109,407	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	1,148,476
17,376,748	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	# ^	10/26/2048	17,792,678
5,377,020	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94%	# ^	03/25/2049	5,493,055
1,309,464	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01%	# ^	03/25/2049	1,339,093
1,489,429	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12%	# ^	03/25/2049	1,523,157
29,380,240	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^ §	03/25/2049	29,665,916
32,435,150	VOLT LLC, Series 2017-NPL9-A1	3.13%	^ §	09/25/2047	32,591,370
9,871,479	VOLT LLC, Series 2018-NPL1-A1	3.75%	^ §	04/25/2048	9,931,905
20,585,293	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^ §	10/26/2048	20,764,525
119,297	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	114,498
789,894	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	751,011
2,082,139	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,045,190
4,141,050	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.46%	ß	10/25/2036	2,413,695
2,788,227	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	2.35%		01/25/2047	2,778,835
8,378,878	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	7,636,916
1,661,797	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,654,279
113,980	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	25.05%	I/F	06/25/2037	217,740
9,364,826	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	6,591,147
872,850	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	870,981
681,987	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	681,247
34,608	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.65%	#	08/25/2035	35,186
46,872	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.90%	#	10/25/2035	47,996
210,612	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	209,168
662,576	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	657,547
593,622	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	602,318
648,654	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	636,653
995,939	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,008,293
1,254,444	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	1,255,217
292,303	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	292,461
66,384	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	68,238

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,045,646,904)					1,068,154,300

US Corporate Bonds - 12.2%
14,766,000	AbbVie, Inc.	4.70%		05/14/2045	15,104,899
1,720,000	Acrisure LLC	8.13%	^	02/15/2024	1,779,125
3,315,000	AECOM	5.13%		03/15/2027	3,464,175
12,868,000	Air Lease Corporation	3.75%		02/01/2022	13,153,146
1,495,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,345,500
480,000	AK Steel Corporation	7.63%		10/01/2021	475,200
590,000	AK Steel Corporation	6.38%		10/15/2025	474,950
1,477,000	Albertson’s Holdings LLC	5.75%		03/15/2025	1,495,462
855,000	Albertson’s Holdings LLC	7.50%	^	03/15/2026	916,987
9,790,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	10,357,524
3,380,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	3,480,386
1,310,000	Allied Universal Holding Company	6.63%	^	07/15/2026	1,334,562
960,000	Allied Universal Holding Company	9.75%	^	07/15/2027	962,400
2,985,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	3,055,894
13,280,000	Altria Group, Inc.	4.80%		02/14/2029	14,335,687
1,541,000	AMC Merger, Inc.	8.00%	^	05/15/2025	932,305
1,790,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,776,575
13,860,000	American Express Credit Corporation	2.50%		08/01/2022	13,948,289
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,511,606
14,172,000	American Tower Corporation	3.60%		01/15/2028	14,432,598
1,130,000	Amsted Industries, Inc.	5.63%	^	07/01/2027	1,180,850
6,100,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	6,790,303
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	8,825,302
3,165,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	3,172,912
2,930,000	Aramark Services, Inc.	5.00%	^	04/01/2025	2,981,275
1,325,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,248,812
7,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	7,261,660
2,655,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,714,737
690,000	Ascend Learning LLC	6.88%	^	08/01/2025	704,455
5,160,000	Ashland, Inc.	4.75%		08/15/2022	5,411,550
2,980,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	2,976,275
20,665,000	AT&T, Inc.	5.25%		03/01/2037	23,206,951
15,884,000	Athene Global Funding	3.00%	^	07/01/2022	16,073,569
3,085,000	Avantor, Inc.	9.00%	^	10/01/2025	3,447,487
13,500,000	AXA Equitable Holdings, Inc.	3.90%		04/20/2023	14,069,020
2,255,000	B&G Foods, Inc.	5.25%		04/01/2025	2,286,006
865,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	754,712
15,600,000	Bank of America Corporation (3 Month LIBOR USD + 1.21%)	3.97%		02/07/2030	16,720,645
2,205,000	BAT Capital Corporation (3 Month LIBOR USD + 0.88%)	3.40%		08/15/2022	2,211,788
1,090,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	1,160,959
580,000	Bausch Health Companies, Inc.	5.75%	^	08/15/2027	611,018
2,355,000	Bausch Health Cos, Inc.	7.00%	^	01/15/2028	2,446,256
2,350,000	Bausch Health Cos, Inc.	7.25%	^	05/30/2029	2,449,875
3,485,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	3,463,219
22,035,000	Becton Dickinson and Company	2.89%		06/06/2022	22,324,042
1,170,000	Berry Global Escrow Corporation	5.63%	^	07/15/2027	1,219,725
15,215,000	Boston Properties LP	3.40%		06/21/2029	15,560,805
3,465,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,768,187
15,160,000	Brighthouse Financial, Inc.	3.70%		06/22/2027	14,434,677
13,630,000	Brooklyn Union Gas Company	4.49%	^	03/04/2049	15,335,990
3,200,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	3,310,144
350,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	371,000
1,025,000	Calfrac Holdings LP	8.50%	^	06/15/2026	722,625
1,200,000	Calpine Corporation	5.75%		01/15/2025	1,195,500
1,185,000	Calpine Corporation	5.25%	^	06/01/2026	1,210,181
3,265,000	Capital One Financial Corporation (3 Month LIBOR USD + 0.72%)	3.30%		01/30/2023	3,258,792
840,000	Carvana Company	8.88%	^	10/01/2023	852,810
1,090,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	1,111,800
4,771,000	CCO Holdings LLC	5.75%	^	02/15/2026	5,015,514
2,030,000	CCO Holdings LLC	5.00%	^	02/01/2028	2,078,111
860,000	CDK Global, Inc.	5.88%		06/15/2026	913,750
830,000	CDK Global, Inc.	5.25%	^	05/15/2029	861,125
1,380,000	Cedar Fair LP	5.25%	^	07/15/2029	1,411,050
14,005,000	Celgene Corporation	4.35%		11/15/2047	15,465,363
1,885,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,804,887
3,470,000	Centene Corporation	4.75%		01/15/2025	3,590,444
835,000	Centene Corporation	5.38%	^	06/01/2026	879,881
1,165,000	Century Communities, Inc.	6.75%	^	06/01/2027	1,183,931
1,180,000	CFX Escrow Corporation	6.00%	^	02/15/2024	1,252,275
1,645,000	CFX Escrow Corporation	6.38%	^	02/15/2026	1,766,319
14,165,000	Charles Schwab Corporation	3.55%		02/01/2024	14,996,556
13,446,000	Charter Communications Operating LLC	4.91%		07/23/2025	14,601,074
3,920,000	Cheniere Energy Partners LP	5.25%		10/01/2025	4,067,000
390,000	Cheniere Energy Partners LP	5.63%	^	10/01/2026	412,425
7,380,000	Cigna Corporation	4.90%	^	12/15/2048	8,037,626
7,655,000	Cigna Corporation (3 Month LIBOR USD + 0.89%)	3.49%	^	07/15/2023	7,653,712
2,170,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,925,875
20,750,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	3.63%		05/17/2024	20,957,911
1,510,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	1,538,463
460,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	470,350
1,510,000	Clear Channel Worldwide Holdings, Inc.	9.25%	^	02/15/2024	1,642,125
815,000	CNO Financial Group, Inc.	5.25%		05/30/2029	884,275
3,210,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	3,065,550
13,445,000	Comcast Corporation	3.95%		10/15/2025	14,508,503
1,520,000	CommScope Finance LLC	5.50%	^	03/01/2024	1,567,500
625,000	CommScope Finance LLC	6.00%	^	03/01/2026	643,750
1,380,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,286,850
15,555,000	Corning, Inc.	4.38%		11/15/2057	15,133,343
2,255,000	Cott Holdings, Inc.	5.50%	^	04/01/2025	2,305,737
2,060,000	CRC Issuer LLC	5.25%	^	10/15/2025	2,065,150
2,255,000	Credit Acceptance Corporation	6.63%	^	03/15/2026	2,376,206
1,940,000	Crown Americas LLC	4.50%		01/15/2023	2,024,875
2,620,000	Crown Americas LLC	4.75%		02/01/2026	2,698,600
14,045,000	Crown Castle International Corporation	3.65%		09/01/2027	14,469,936
815,000	Crown Castle International Corporation	3.80%		02/15/2028	846,749
3,785,000	CSC Holdings LLC	5.38%	^	07/15/2023	3,898,550
1,988,000	CSC Holdings LLC	5.25%		06/01/2024	2,070,005
2,700,000	CSI Compressco LP	7.50%	^	04/01/2025	2,662,875
15,465,000	CSX Corporation	3.80%		11/01/2046	15,682,439
2,200,000	Dana Financing Ltd.	5.75%	^	04/15/2025	2,268,750
14,400,000	Delta Air Lines, Inc.	3.80%		04/19/2023	14,790,023
3,500,000	Digital Realty Trust	3.70%		08/15/2027	3,598,819
17,835,000	Discover Financial Services	4.10%		02/09/2027	18,586,285
1,355,000	DISH DBS Corporation	5.88%		11/15/2024	1,287,250
14,005,000	Dollar Tree, Inc.	4.00%		05/15/2025	14,602,659
12,745,000	DowDuPont, Inc.	5.42%		11/15/2048	15,515,477
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,540,546
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	7,696,783
11,590,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	12,548,727
1,305,000	Eagle Holding LLC (PIK 9.00%)	7.75%	^	05/15/2022	1,318,050
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,205,075
1,710,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	1,806,187
2,136,000	Embarq Corporation	8.00%		06/01/2036	2,077,944
7,425,000	Enable Midstream Partners LP	4.40%		03/15/2027	7,487,006
1,710,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	1,855,059
12,005,000	Energy Transfer Partners LP	4.75%		01/15/2026	12,868,276
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,299,500
3,560,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	3,689,050
170,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	118,575
1,125,000	EP Energy LLC	7.75%	^	05/15/2026	1,009,687
13,820,000	EQM Midstream Partners LP	4.75%		07/15/2023	14,333,380
8,070,000	EQT Corporation	3.90%		10/01/2027	7,635,514
3,981,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	4,090,477
7,820,000	Expedia Group, Inc.	3.80%		02/15/2028	7,963,331
755,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	613,437
14,348,000	FedEx Corporation	4.75%		11/15/2045	15,030,093
11,420,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	11,589,012
1,520,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	1,567,120
1,560,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	1,608,360
1,815,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	1,651,650
6,765,000	Ford Motor Company	7.45%		07/16/2031	8,002,989
2,220,000	Foresight Energy LLC	11.50%	^	04/01/2023	1,265,400
2,140,000	Frontdoor, Inc.	6.75%	^	08/15/2026	2,284,450
605,000	Frontier Communications Corporation	8.50%		04/15/2020	496,100
1,210,000	Frontier Communications Corporation	8.50%	^	04/01/2026	1,176,725
1,335,000	Frontier Communications Corporation	8.00%	^	04/01/2027	1,391,737
1,068,000	FTS International, Inc.	6.25%		05/01/2022	995,910
13,450,000	General Electric Company	5.88%		01/14/2038	15,252,114
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,340,935
4,265,000	General Motors Financial Company (3 Month LIBOR USD + 0.80%)	3.37%		08/07/2020	4,271,195
12,245,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	3.59%		01/05/2023	12,075,849
3,440,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,745,300
1,875,000	Gogo Finance Company, Inc.	9.88%	^	05/01/2024	1,933,594
1,035,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	1,060,875
3,290,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	3,396,925
8,250,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.78%)	3.36%		10/31/2022	8,257,171
9,855,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	3.69%		05/15/2026	9,725,355
860,000	Gray Television, Inc.	5.13%	^	10/15/2024	878,275
1,510,000	Gray Television, Inc.	7.00%	^	05/15/2027	1,642,125
835,000	GrubHub Holdings, Inc.	5.50%	^	07/01/2027	859,106
2,520,000	GTT Communications, Inc.	7.88%	^	12/31/2024	2,072,700
1,820,000	Gulfport Energy Corporation	6.38%		05/15/2025	1,417,325
14,342,000	Hasbro, Inc.	3.50%		09/15/2027	14,560,596
1,940,000	HCA Healthcare, Inc.	6.25%		02/15/2021	2,037,000
850,000	HCA, Inc.	5.25%		04/15/2025	943,420
4,850,000	HCA, Inc.	5.38%		09/01/2026	5,238,000
270,000	HCA, Inc.	5.88%		02/01/2029	296,325
7,770,000	HCA, Inc.	4.13%		06/15/2029	7,966,471
4,865,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	5,029,194
985,000	Hexion, Inc.	7.88%	^	07/15/2027	992,387
2,472,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	2,499,810
4,890,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	4,975,575
7,260,000	Home Depot, Inc.	3.90%		06/15/2047	7,832,295
1,420,000	IAA Spinco, Inc.	5.50%	^	06/15/2027	1,480,350
1,680,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	1,730,400
650,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	665,145
2,965,000	Icahn Enterprises Finance Corporation	6.25%	^	05/15/2026	3,005,769
480,000	iHeartCommunications, Inc.	6.38%		05/01/2026	511,800
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	242,080
1,325,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	1,195,812
3,155,000	Informatica LLC	7.13%	^	07/15/2023	3,218,636
2,045,000	IQVIA, Inc.	5.00%	^	05/15/2027	2,116,575
2,314,000	IRB Holding Corporation	6.75%	^	02/15/2026	2,308,215
2,685,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	2,926,650
275,000	JBS LLC	5.75%	^	06/15/2025	287,031
430,000	JBS USA Finance, Inc.	5.88%	^	07/15/2024	443,438
1,710,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	1,863,900
1,670,000	JBS USA Finance, Inc.	6.50%	^	04/15/2029	1,818,213
2,795,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	2,749,581
6,515,000	John Deere Capital Corporation	3.45%		01/10/2024	6,844,708
2,465,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	2,520,463
11,824,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	15,167,906
1,475,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	1,589,313
13,445,000	Kroger Company	3.40%		04/15/2022	13,765,747
1,382,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,397,548
3,035,000	Level 3 Financing, Inc.	5.38%		01/15/2024	3,107,081
17,379,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	23,051,201
2,230,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	2,349,863
2,990,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	3,143,238
13,037,000	Lockheed Martin Corporation	4.70%		05/15/2046	15,879,783
2,835,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	2,909,419
12,519,000	Marathon Petroleum Corporation	5.13%		12/15/2026	13,682,895
1,925,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	2,074,188
14,460,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	15,062,516
850,000	Masonite International Corporation	5.63%	^	03/15/2023	878,688
2,250,000	Masonite International Corporation	5.75%	^	09/15/2026	2,323,125
2,535,000	Match Group, Inc.	5.00%	^	12/15/2027	2,667,834
895,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	798,788
7,020,000	McDonald’s Corporation	4.45%		03/01/2047	7,701,293
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	52,394
1,710,000	MGM Growth Properties LP	5.75%	^	02/01/2027	1,844,663
1,150,000	MGM Resorts International	5.75%		06/15/2025	1,256,352
14,609,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	15,216,989
14,215,000	Mosaic Company	4.05%		11/15/2027	14,698,165
1,152,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	987,840
1,735,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	1,635,585
1,130,000	MPT Operating Partnership LP	5.25%		08/01/2026	1,182,263
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,840,900
1,285,000	Nabors Industries, Inc.	5.75%		02/01/2025	1,145,256
2,795,000	Navient Corporation	6.50%		06/15/2022	2,975,948
860,000	Netflix, Inc.	5.88%		02/15/2025	950,300
765,000	Netflix, Inc.	5.38%	^	11/15/2029	814,488
6,140,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	6,412,743
3,207,000	NFP Corporation	6.88%	^	07/15/2025	3,185,994
890,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	930,050
1,835,000	NRG Energy, Inc.	5.25%	^	06/15/2029	1,958,863
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,711,875
880,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	924,000
1,610,000	Oasis Petroleum, Inc.	6.88%		03/15/2022	1,604,969
1,055,000	Oasis Petroleum, Inc.	6.25%	^	05/01/2026	1,025,988
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	152,034
8,405,000	Owens Corning	4.40%		01/30/2048	7,135,470
7,010,000	Packaging Corporation of America	3.40%		12/15/2027	7,092,380
2,020,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	2,103,325
745,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	769,213
1,790,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	1,778,813
2,305,000	Parsley Energy LLC	5.63%	^	10/15/2027	2,420,250
3,435,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	3,529,463
2,085,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	2,064,150
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	6,884,338
560,000	PetSmart, Inc.	5.88%	^	06/01/2025	546,000
3,285,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	3,416,400
1,670,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	1,482,125
2,390,000	Post Holdings, Inc.	5.50%	^	03/01/2025	2,476,638
430,000	Post Holdings, Inc.	5.50%	^	12/15/2029	432,688
1,263,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	1,328,771
5,185,000	Prudential Financial, Inc.	3.91%		12/07/2047	5,418,406
11,955,000	PSEG Power LLC	3.85%		06/01/2023	12,459,959
14,460,000	Public Storage	3.39%		05/01/2029	15,112,672
1,280,000	QEP Resources, Inc.	5.25%		05/01/2023	1,238,400
1,175,000	QEP Resources, Inc.	5.63%		03/01/2026	1,110,375
380,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	381,900
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,648,388
2,150,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	2,241,375
13,525,000	Reynolds American, Inc.	4.00%		06/12/2022	14,030,408
1,073,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	721,593
7,435,000	Royal Caribbean Cruises Ltd.	3.70%		03/15/2028	7,493,078
13,345,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	14,638,029
1,580,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	1,619,500
1,820,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	1,842,750
1,760,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	1,852,382
3,265,000	Select Medical Corporation	6.38%		06/01/2021	3,273,489
2,195,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,282,800
1,100,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	1,130,470
3,020,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	3,072,850
14,291,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	14,559,863
1,590,000	Springleaf Finance Corporation	6.88%		03/15/2025	1,744,993
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	306,516
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	410,475
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	4,113,688
3,815,000	Sprint Corporation	7.13%		06/15/2024	4,054,582
15,170,000	Sprint Spectrum Company LLC	4.74%	^	03/20/2025	15,776,800
2,495,000	SS&C Technologies, Inc.	5.50%	^	09/30/2027	2,593,241
1,970,000	Staples, Inc.	7.50%	^	04/15/2026	1,963,322
1,310,000	Star Merger Sub, Inc.	6.88%	^	08/15/2026	1,388,600
1,745,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	1,845,338
2,518,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,467,640
1,910,000	Sunoco LP	5.50%		02/15/2026	1,993,563
1,010,000	Sunoco LP	6.00%	^	04/15/2027	1,063,025
15,110,000	Synchrony Financial	3.95%		12/01/2027	15,099,598
1,095,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	1,092,263
925,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	642,875
2,035,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	2,164,731
800,000	Targa Resources Partners Finance Corporation	6.50%	^	07/15/2027	874,000
3,300,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	3,415,500
3,115,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,243,494
1,760,000	Tenet Healthcare Corporation	7.00%		08/01/2025	1,760,000
1,930,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	1,990,313
1,940,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	1,952,125
14,055,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	15,636,351
2,525,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	2,603,906
1,600,000	The William Carter Company	5.63%	^	03/15/2027	1,682,000
4,590,000	T-Mobile USA, Inc.	4.50%		02/01/2026	4,716,225
2,205,000	TransDigm, Inc.	6.25%	^	03/15/2026	2,312,494
1,365,000	TransDigm, Inc.	6.38%		06/15/2026	1,387,181
926,100	Transocean Guardian Ltd.	5.88%	^	01/15/2024	945,780
2,120,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	2,245,875
1,605,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,663,181
1,155,000	Transocean, Inc.	7.25%	^	11/01/2025	1,098,694
1,700,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	1,593,750
2,347,000	Triumph Group, Inc.	7.75%		08/15/2025	2,276,590
1,045,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	1,092,025
1,580,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	1,686,840
2,535,000	United Rentals North America, Inc.	6.50%		12/15/2026	2,750,475
720,000	United Rentals North America, Inc.	5.25%		01/15/2030	741,600
510,000	Univision Communications, Inc.	5.13%	^	05/15/2023	501,075
3,415,000	USA Compression Partners LP	6.88%	^	09/01/2027	3,603,201
14,757,000	Verizon Communications, Inc.	4.40%		11/01/2034	16,372,702
6,735,000	Verizon Communications, Inc.	4.27%		01/15/2036	7,299,875
2,365,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	2,468,469
3,415,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,466,225
1,235,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	808,925
3,020,000	Vistra Operations Co LLC	5.63%	^	02/15/2027	3,208,750
1,685,000	Vistra Operations Company LLC	5.50%	^	09/01/2026	1,783,994
955,000	Vizient, Inc.	6.25%	^	05/15/2027	1,011,154
17,295,000	Volkswagen Group of America Finance LLC	4.25%	^	11/13/2023	18,210,815
1,990,000	Wand Merger Corporation	8.13%	^	07/15/2023	2,034,775
14,740,000	Waste Management, Inc.	4.00%		07/15/2039	15,858,079
1,805,000	Waste Pro, Inc.	5.50%	^	02/15/2026	1,854,638
1,005,000	Weatherford International Ltd.	9.88%	Ω	02/15/2024	530,138
2,415,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	2,526,694
1,925,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	2,045,313
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,042,314
15,115,000	Welltower, Inc.	3.95%		09/01/2023	15,904,516
475,000	WeWork Cos, Inc.	7.88%	^	05/01/2025	471,010
2,430,000	Whiting Petroleum Corporation	6.63%		01/15/2026	2,355,581
13,740,000	Willis North America, Inc.	4.50%		09/15/2028	14,793,199
13,740,000	WRKCo, Inc.	3.75%		03/15/2025	14,299,487

Total US Corporate Bonds (Cost $1,439,158,058)					1,493,481,314

US Government and Agency Mortgage Backed Obligations - 14.0%
100,655,572	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	3,923,514
2,350,874	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	2,379,547
628,706	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	683,896
342,730	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	372,420
14,417,657	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	14,672,990
10,793,174	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	10,966,382
10,001,980	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	10,145,091
43,424,198	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	44,027,655
67,745,134	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	70,437,421
1,986,766	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	2,157,244
8,718,338	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	9,057,464
45,123,313	Federal Home Loan Mortgage Corporation, Pool Q51461	3.50%		10/01/2047	46,482,780
3,200,892	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	3,253,898
542,242	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	573,597
17,203,240	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	17,972,523
63,617	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	8.50%	I/F	07/15/2033	78,616
1,899,830	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	7.23%	I/F	12/15/2033	2,108,261
89,081	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	95,796
187,475	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/FI/O	07/15/2035	28,655
84,261	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.34%	I/FI/O	10/15/2035	13,973
298,253	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	328,148
27,247	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	28,240
349,390	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	384,731
104,320	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.69%	I/FI/O	02/15/2037	15,278
310,221	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	11/15/2037	29,488
362,457	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.00%	I/FI/O	11/15/2037	41,280
438,611	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.79%	I/FI/O	02/15/2038	43,252
45,086	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/FI/O	03/15/2038	4,261
45,086	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/FI/O	03/15/2038	4,241
134,095	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.61%	I/OP/O	06/15/2038	137,680
18,716,569	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	19,043,400
128,392	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.56%	I/FI/O	08/15/2039	10,117
179,445	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	10/15/2049	26,792
60,041,388	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	61,813,445
249,317	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.96%	I/FI/O	03/15/2032	29,117
1,006,965	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,103,005
363,321	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.38%	I/FI/O	05/15/2040	58,148
257,074	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	283,325
2,509,326	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%	>	12/15/2040	2,764,450
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,469,883
473,984	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.71%	I/F	01/15/2041	537,439
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	5.07%	I/F	01/15/2041	5,764,567
2,719,953	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,843,352
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	4.81%	I/F	12/15/2040	61,887
1,025,323	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,142,375
1,087,512	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,120,483
2,095,634	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,299,096
1,122,729	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,236,995
3,512,817	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,692,871
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	6.02%	I/F	02/15/2041	328,555
1,715,718	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,879,382
11,102,397	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	11,810,807
3,213,072	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	3,687,111
23,105,772	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%	>	09/15/2041	25,321,537
4,289,006	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,383,650
26,450,277	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	28,815,260
9,486,632	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%	>	08/15/2042	10,080,556
29,578,305	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	29,416,589
5,372,939	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.51%	I/FI/O	01/15/2054	859,123
19,179,470	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%	>	05/15/2044	19,217,147
11,841,252	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	11,988,455
9,308,665	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	9,476,588
14,084,710	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%	>	11/15/2044	14,728,824
11,703,124	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%	>	12/15/2044	12,483,084
12,982,633	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	13,264,756
21,072,533	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	21,353,173
30,780,040	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	31,529,373
18,614,210	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	18,964,025
9,890,602	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	10,039,596
50,569,931	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	50,892,072
89,598,659	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	90,599,888
66,792,116	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	68,378,516
4,781,000	Federal Home Loan Mortgage Corporation, Series K050-A2	3.33%	#	08/25/2025	5,070,031
6,528,000	Federal Home Loan Mortgage Corporation, Series K053-A2	3.00%		12/25/2025	6,808,052
402,717	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	451,376
122,793	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	133,363
105,039	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	114,857
854,115	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	933,836
431,038	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	471,291
624,469	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	682,782
121,289	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	131,920
725,041	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	787,767
710,654	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	742,530
41,461	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	42,778
23,581	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	25,098
1,105,116	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,154,681
26,335,744	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	26,720,260
11,446,288	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	11,884,134
529,589	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	563,736
365,128	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	388,834
16,357	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	16,968
12,319,435	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	12,515,616
9,078,264	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,084,637
2,949,851	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	3,023,612
6,987,132	Federal National Mortgage Association, Pool BM4094	3.00%		03/01/2043	7,106,209
17,871,034	Federal National Mortgage Association, Pool MA3681	3.00%		06/01/2034	18,233,152
14,831,740	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	15,084,988
44,006,912	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	44,037,895
8,578,604	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	8,516,879
21,638,423	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	21,921,191
20,660,252	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	20,511,600
14,004,908	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	14,227,974
25,661,934	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	25,679,980
9,701,557	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	9,708,375
35,533,793	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	35,987,335
246,533	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	268,001
2,047,621	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	2,249,192
358,732	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.18%	I/FI/O	10/25/2036	67,328
153,946	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/FI/O	07/25/2036	25,966
114,390	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/FI/O	05/25/2037	15,569
1,439,394	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	18.69%	I/F	04/25/2037	2,123,994
559,684	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.04%	I/FI/O	04/25/2037	106,392
101,728	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	108,416
46,958	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	07/25/2038	6,372
562,211	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	611,205
17,043	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/FI/O	01/25/2040	2,202
66,347	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	70,301
66,484	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.55%	I/FI/O	07/25/2039	7,178
214,671	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	08/25/2039	21,578
1,053,404	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,121,254
262,228	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	271,064
116,545	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	124,124
406,202	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	414,545
253,468	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.10%	I/FI/O	10/25/2040	22,595
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.68%	I/F	12/25/2040	39,431
45,719	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/FI/O	04/25/2040	3,246
80,751	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.53%	I/FI/O	04/25/2040	5,767
190,000	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.95%	I/FI/O	04/25/2050	30,391
35,023	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/FI/O	04/25/2040	3,027
1,964,927	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	2,099,986
78,585	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/FI/O	03/25/2039	3,128
230,866	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/FI/O	01/25/2040	23,496
782,837	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	845,934
207,609	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	228,447
432,242	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	469,636
110,373	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	08/25/2040	13,380
57,791	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	12.80%	I/F	09/25/2040	84,373
5,971,672	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,241,222
13,939,981	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	14,598,185
1,205,709	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,230,417
988,230	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,018,294
1,053,048	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,129,761
25,802,428	Federal National Mortgage Association, Series 2013-45-LZ	3.00%	>	05/25/2043	25,995,936
33,131,954	Federal National Mortgage Association, Series 2013-6-ZB	3.00%	>	02/25/2043	31,799,619
8,512,070	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	8,652,647
26,547,132	Federal National Mortgage Association, Series 2014-70-VZ	3.00%	>	11/25/2044	26,618,570
8,886,307	Federal National Mortgage Association, Series 2014-73-CZ	3.00%	>	11/25/2044	8,859,094
20,499,624	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	21,074,089
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,475,689
3,310,588	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	3,376,218
91,576,716	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	78,185,141
60,960,848	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	61,791,702
164,040,345	Federal National Mortgage Association, Series 2018-35-PO	0.00%	P/O	05/25/2048	140,368,290
58,185,027	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	59,308,230
36,207,738	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	36,841,960
289,389	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/FI/O	11/25/2039	33,032
172,334	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	182,502
218,796	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.72%	I/FI/O	08/20/2033	34,365
119,194	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.67%	I/FI/O	09/20/2038	15,558
1,691,900	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,834,423
1,930,748	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	2,093,670
1,998,520	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,144,988
2,386,755	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	2,587,215
6,220,520	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.67%	I/FI/O	09/20/2040	951,746
134,886	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	148,156
4,183,643	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	4,461,818
10,547,013	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	11,286,426
11,442,305	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.77%	I/FI/O	02/20/2043	1,272,725
5,744,026	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.71%	I/FI/O	08/16/2043	971,394
25,658,218	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/FI/O	11/16/2043	3,687,435
8,828,841	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.22%	I/F I/O	07/20/2044	1,359,336
6,942,848	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.82%	I/F I/O	08/20/2044	1,124,985
6,074,992	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.82%	I/F I/O	08/20/2044	984,362

Total US Government and Agency Mortgage Backed Obligations (Cost $1,657,457,790)					1,718,237,591

US Government and Agency Obligations - 15.8%
53,841,592	United States Treasury Inflation Indexed Bonds	0.88%		01/15/2029	56,704,093
105,478,278	United States Treasury Inflation Indexed Bonds	1.00%		02/15/2046	110,680,358
71,600,000	United States Treasury Notes	1.38%		02/15/2020	71,299,336
89,750,000	United States Treasury Notes	2.63%		02/28/2023	92,563,452
107,100,000	United States Treasury Notes	2.50%		03/31/2023	110,059,893
104,900,000	United States Treasury Notes	2.75%		04/30/2023	108,803,017
86,600,000	United States Treasury Notes	1.63%		05/31/2023	86,241,422
110,400,000	United States Treasury Notes	1.88%		08/31/2024	110,904,562
110,600,000	United States Treasury Notes	2.13%		09/30/2024	112,440,453
132,900,000	United States Treasury Notes	2.25%		10/31/2024	135,952,547
126,650,000	United States Treasury Notes	3.00%		09/30/2025	135,245,874
22,450,000	United States Treasury Notes	2.63%		01/31/2026	23,505,852
108,600,000	United States Treasury Notes	2.38%		05/15/2027	112,224,950
143,000,000	United States Treasury Notes	2.25%		08/15/2027	146,396,250
110,500,000	United States Treasury Notes	2.25%		11/15/2027	113,079,052
105,800,000	United States Treasury Notes	2.75%		02/15/2028	112,449,695
40,000,000	United States Treasury Notes	2.88%		05/15/2028	42,931,250
11,950,000	United States Treasury Notes	2.75%		11/15/2042	12,519,259
70,350,000	United States Treasury Notes	3.13%		02/15/2043	78,396,281
59,450,000	United States Treasury Notes	3.63%		08/15/2043	71,711,562
54,700,000	United States Treasury Notes	3.75%		11/15/2043	67,290,615
22,300,000	United States Treasury Notes	2.75%		11/15/2047	23,247,314

Total US Government and Agency Obligations (Cost $1,847,430,289)					1,934,647,087

Affiliated Mutual Funds - 11.4%
82,433,964	DoubleLine Global Bond Fund (Class I)				868,853,977
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				470,904,557
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				51,700,000

Total Affiliated Mutual Funds (Cost $1,354,400,000)					1,391,458,534

Exchange Traded Funds and Common Stocks - 0.0%
135,690	Frontera Energy Corporation				1,356,900

Total Exchange Traded Funds and Common Stocks (Cost $11,867,203)					1,356,900

Warrants - 0.0%
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 7.3%
152,730,719	First American Government Obligations Fund - Class U	2.31%	◆		152,730,719
152,730,719	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		152,730,719
152,730,719	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		152,730,719
88,900,000	United States Treasury Bills	0.00%		07/11/2019	88,852,171
11,950,000	United States Treasury Bills	0.00%		07/30/2019	11,929,915
162,250,000	United States Treasury Bills	0.00%		09/05/2019	161,630,468
172,900,000	United States Treasury Bills	0.00%		11/07/2019	171,631,454

Total Short Term Investments (Cost $891,891,604)					892,236,165

Total Investments - 99.8% (Cost $11,941,897,171)					12,220,966,754
Other Assets in Excess of Liabilities - 0.2%					23,045,134

NET ASSETS - 100.0%					$12,244,011,888

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $2,541,112,668 or 20.8% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

Þ	Value determined using significant unobservable inputs.

†	Perpetual Maturity

D	Security is in default

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

&	Unfunded or partially unfunded loan commitment. At June 30, 2019, the value of these securities amounted to $363,388 or 0.0% of net assets.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

P/O	Principal only security

◆	Seven-day yield as of June 30, 2019

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	15.8%
US Government and Agency Mortgage Backed Obligations	14.0%
Foreign Corporate Bonds	12.8%
US Corporate Bonds	12.2%
Affiliated Mutual Funds	11.4%
Non-Agency Residential Collateralized Mortgage Obligations	8.7%
Non-Agency Commercial Mortgage Backed Obligations	7.4%
Short Term Investments	7.3%
Bank Loans	4.0%
Collateralized Loan Obligations	2.9%
Asset Backed Obligations	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Municipal Bonds	0.1%
Exchange Traded Funds and Common Stocks	0.0	% ~
Warrants	0.0	% ~
Other Assets and Liabilities	0.2%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	15.8%
US Government and Agency Mortgage Backed Obligations	14.0%
Affiliated Mutual Funds	11.4%
Non-Agency Residential Collateralized Mortgage Obligations	8.7%
Non-Agency Commercial Mortgage Backed Obligations	7.4%
Short Term Investments	7.3%
Banking	5.3%
Collateralized Loan Obligations	2.9%
Energy	2.8%
Telecommunications	2.5%
Utilities	2.2%
Asset Backed Obligations	2.1%
Healthcare	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Finance	1.1%
Transportation	1.1%
Insurance	1.1%
Real Estate	1.0%
Consumer Products	0.8%
Chemicals/Plastics	0.7%
Technology	0.7%
Mining	0.7%
Business Equipment and Services	0.7%
Electronics/Electric	0.7%
Automotive	0.6%
Media	0.5%
Building and Development (including Steel/Metals)	0.5%
Pharmaceuticals	0.4%
Aerospace & Defense	0.4%
Hotels/Motels/Inns and Casinos	0.3%
Food Products	0.3%
Retailers (other than Food/Drug)	0.3%
Leisure	0.3%
Pulp & Paper	0.3%
Construction	0.3%
Food Service	0.3%
Industrial Equipment	0.3%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%
Environmental Control	0.2%
Financial Intermediaries	0.2%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Food/Drug Retailers	0.1%
Municipal Bonds	0.1%
Conglomerates	0.1%
Chemical Products	0.0%	~
Home Furnishings	0.0%	~
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	0.2%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Global Bond Fund (Class I)	$779,217,300	$69,000,000	$-	82,433,964	$868,853,977	$20,636,677	$3,570,771	$-
DoubleLine Infrastructure Income Fund (Class I)	461,769,648	-	-	45,674,545	470,904,557	9,134,909	3,954,641	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	49,400,000	-	-	5,000,000	51,700,000	2,300,000	347,501	-

	$1,290,386,948	$69,000,000	$-	133,108,509	$1,391,458,534	$32,071,586	$7,872,912	$-

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.